Rentals under Operating Leases (Tables)	12 Months Ended
Dec. 31, 2013
Rentals under Operating Leases
Schedule of future minimum rentals to be received under non-cancelable operating leases for each of the next five years and thereafter

 Future minimum rentals to be received under non-cancelable operating leases for each of the next five years and thereafter, excluding tenant reimbursements of operating expenses and percentage rent based on tenant sales volume, as of December 31, 2013 are as follows:

2014	$354,328
2015	300,102
2016	243,741
2017	192,197
2018	146,006
Thereafter	393,532

$1,629,906